Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net income (loss)		$ 106,444	$ 144,773
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		87,591	128,360
Amortization of deferred debt cost and other debt related amortization		3,115	4,026
Other non-cash compensation costs		1,250	960
Net (gain) loss on sale of leasing equipment		1,429	(10,694)
Deferred income taxes		3,382	1,998
Changes in operating assets and liabilities:
Accounts receivable, net		(10,446)	5,300
Deferred revenue		(12,311)	(18,701)
Accounts payable and other accrued expenses		(19,580)	(3,689)
Equipment sold (purchased) for resale activity		6,111	2,146
Cash received (paid) for settlement of interest rate swaps		1,159	0
Cash collections on finance lease receivables, net of income earned		38,000	33,993
Other assets		(270)	(774)
Net cash provided by (used in) operating activities		205,874	287,698
Cash flows from investing activities:
Purchases of leasing equipment and investments in finance leases		(51,501)	(20,200)
Proceeds from sale of equipment, net of selling costs		58,185	67,778
Other		(265)	53
Net cash provided by (used in) investing activities		6,419	47,631
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount		169,057	144,560
Debt issuance costs		(5,455)	0
Borrowings under debt facilities		806,530	155,000
Payments under debt facilities and finance lease obligations		(974,107)	(507,752)
Dividends paid on preferred shares		(18,184)	(14,267)
Restricted cash balance transferred as part of equity distribution of TCF VIII	[1]	0	(25,903)
Dividends and distributions to Parent		(200,074)	(150,000)
Net cash provided by (used in) financing activities		(222,233)	(398,362)
Net increase (decrease) in cash, cash equivalents and restricted cash		(9,940)	(63,033)
Cash, cash equivalents and restricted cash, beginning of period		147,307	169,716
Cash, cash equivalents and restricted cash, end of period		137,367	106,683
Supplemental disclosures:
Interest paid		51,785	60,945
Income taxes paid (refunded)		12,621	583
Supplemental non-cash investing activities:
Equipment purchases payable		50,938	14,938
Equity distribution of TCF VIII to Parent	[1]	$ 0	$ 516,306

[1]	(1) For additional information on the TCF VIII Distribution, refer to Note 2 - "Acquisitions and Other Transactions".